Share capital - Capital Structure (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury shares
Treasury shares outstanding at beginning of period	(5,243,958)
Treasury shares outstanding at end of period	(10,899,773)	(5,243,958)
Changes in equity
Balance, beginning of period	SFr 160,643	SFr 168,991	SFr 231,979
Proceeds from public offerings, net of underwriting fees and transaction costs		40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	104	2,650	(8)
Balance, end of period	SFr 112,270	SFr 160,643	SFr 168,991
Nominal value per share (in CHF per share)	SFr 0.02
Common Shares
Common shares
Number of shares issued at beginning of period	104,441,787	89,834,385
Proceeds from public offerings, net of underwriting fees and transaction costs (in shares)		14,300,000
Issuance of shares - incentive plans, net of transaction costs (in shares)	1,168,363	307,402
Issuance of shares to be held as treasury shares (in shares)	5,700,000
Number of shares issued at end of period	111,310,150	104,441,787	89,834,385
Treasury shares
Issuance of shares to be held as treasury shares (in shares)	(5,700,000)
Treasury shares
Common shares
Issuance of shares to be held as treasury shares (in shares)	5,700,000
Treasury shares
Treasury shares outstanding at beginning of period	(5,243,958)	(6,214,021)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)	30,232	970,063
Issuance of shares - incentive plans, net of transaction costs (in shares)	13,953
Issuance of shares to be held as treasury shares (in shares)	(5,700,000)
Treasury shares outstanding at end of period	(10,899,773)	(5,243,958)	(6,214,021)
Share capital
Changes in equity
Balance, beginning of period	SFr 2,089	SFr 1,797	SFr 1,794
Proceeds from public offerings, net of underwriting fees and transaction costs		286
Issuance of shares to be held as treasury shares	114
Issuance of shares - incentive plans, net of transaction costs	23	6
Balance, end of period	2,226	2,089	1,797
Share premium
Changes in equity
Balance, beginning of period	474,907	431,323	431,251
Proceeds from public offerings, net of underwriting fees and transaction costs		40,249
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	103	2,631	(8)
Issuance of shares - incentive plans, net of transaction costs	3,496	704
Balance, end of period	478,506	474,907	431,323
Treasury shares
Changes in equity
Balance, beginning of period	(105)	(124)	(124)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	1	19	0
Issuance of shares to be held as treasury shares	(114)
Balance, end of period	SFr (218)	SFr (105)	SFr (124)